GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 Core Deposits Member EUR (€)	Dec. 31, 2009 Core Deposits Member EUR (€)	Dec. 31, 2010 Customer Relationships Member EUR (€)	Dec. 31, 2009 Customer Relationships Member EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2009 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Trade Names Member EUR (€)	Dec. 31, 2009 Trade Names Member EUR (€)	Dec. 31, 2010 Mutual Funds Contracts [Member] EUR (€)	Dec. 31, 2009 Mutual Funds Contracts [Member] EUR (€)
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 114,873,000	€ 79,906,000	€ 65,260,000	€ 58,073,000
Change In International [Abstract]
additions and disposals in other private equity business		6,100,000
foreign exchange differences-international		(18,600,000)	(15,000,000)
foreign exchange differences-Turkish		107,100,000	(7,200,000)
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		74,846,000
Future Amortization Expense Year Two		64,955,000
Future Amortization Expense Year Three		47,844,000
Future Amortization Expense Year Four		32,942,000
Future Amortization Expense Year Five		23,435,000
Goodwill Software And Other Intagibles Textual Details [Abstract]
Net book value					18,990,000	24,827,000	59,917,000	74,418,000	9,264,000	9,797,000
Minimum Usefull lives					6		11
Finite Lived Intangible Assets Useful Life Maximum					11		14
Acquired Indefinite Lived Intangible Assets Line Items
Net book value											€ 148,185,000	€ 145,500,000	€ 2,587,000	€ 2,485,000